Reconciliation of intangible assets and goodwill shown in the consolidated statements of financial position (Details) - USD ($)	Dec. 31, 2021	Aug. 29, 2021	Jun. 01, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total intangible assets	$ 72,337,000			$ 12,372,000
Total goodwill	401,872,000			$ 831,000
Easynvests [Member]
IfrsStatementLineItems [Line Items]
Total intangible assets	45,061,000		$ 45,061,000
Total goodwill	392,989,000		$ 220,490
Spin Pay [Member]
IfrsStatementLineItems [Line Items]
Total intangible assets	8,048,000	$ 8,048,000
Other intangible assets	19,228,000
Total goodwill	5,372,000
Cognitect Inc [Member]
IfrsStatementLineItems [Line Items]
Total goodwill	831,000
Akala [Member]
IfrsStatementLineItems [Line Items]
Total goodwill	$ 2,680,000